Debt - Short Term Principal Payments (Details) - P3 Health Partners Inc. - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
First quarter 2022		$ 1,178,344
Second quarter 2022		1,235,955
Third quarter 2022		1,164,262
Total	$ 1,178,229	$ 3,578,561